Deferred tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2025
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Summary of Deferred Tax Assets and Liabilities by Type of Temporary Difference
The amount of deferred tax assets and liabilities by type of temporary difference can be detailed as follows:

		2025			2024

Million US dollar	Assets	Liabilities	Net	Assets	Liabilities	Net

Property, plant and equipment	315	(1 844)	(1 529)	261	(2 026)	(1 766)
Intangible assets	186	(9 772)	(9 585)	139	(9 296)	(9 157)
Inventories	98	(75)	23	79	(88)	(9)
Trade and other receivables	9	-	9	24	-	24
Interest-bearing loans and borrowings	942	(346)	596	868	(406)	462
Employee benefits	351	(56)	296	365	(20)	345
Provisions	687	(29)	659	608	(39)	569
Derivatives	49	(99)	(50)	10	(101)	(90)
Other items	537	(1 303)	(767)	539	(1 352)	(813)
Loss carry forwards	1 658	-	1 658	1 606	-	1 606
Gross deferred tax assets/(liabilities)	4 832	(13 524)	(8 692)	4 500	(13 327)	(8 828)

Netting by taxable entity	(2 124)	2 124	-	(2 007)	2 007	-

Net deferred tax assets/(liabilities)	2 708	(11 400)	(8 692)	2 493	(11 321)	(8 828)

Summary of Change in Net Deferred Tax Assets and Liabilities
The change in net deferred taxes recorded in the consolidated statement of financial position can be detailed as follows:

Million US dollar	2025	2024	2023

Balance as of 1 January	(8 828)	(8 939)	(9 518)
Recognized in profit or loss	420	311	689
Recognized in other comprehensive income	(37)	(38)	(54)
Other movements and effect of changes in foreign exchange rates	(247)	(161)	(56)
Balance as of 31 December	(8 692)	(8 828)	(8 939)